FLORENCE ROYALTY OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Florence Royalty Obligation [Abstract]
Disclosure of florence royalty obligation [Table Text Block]
	2025	2024
Florence Royalty Obligation as at January 1,	84,383	-
Proceeds from Florence Royalty Obligation	-	67,695
Deferred financing fees	-	(1,086)
Accretion (Note 7)	34,178	12,993
Foreign exchange translation	(4,648)	4,781
Florence Royalty Obligation as at December 31,	113,913	84,383
Less current portion:	6,314	-
Long-term portion of Florence Royalty Obligation as at December 31,	107,599	84,383